UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-04258

Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2009

Date of reporting period: October 31, 2008

Item I. Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 10/31/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891	S E M I - A N N U A L R E P O R T
O c t o b e r 3 1 , 2 0 0 8

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891
CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.	Value Line Convertible Fund, Inc.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#542160

Value Line Convertible Fund, Inc.

To Our Value Line

To Our Shareholders (unaudited):

The six-month period that ended on October 31, 2008 was a difficult one for convertible issues. Both equities and corporate bonds, the sectors which most directly affect convertible performance, lost significant value as the stability of the financial system was threatened and the U.S. economy began to contract. Convertibles, as well as equities and corporate bonds were sold as investors sought the safety of high-quality government bonds, particularly U.S. Treasuries.

For the six-month period, the Value Line Convertible Fund, Inc. (the “Fund”) declined 29.5%, greater than the 27.8% decline of its index, the Merrill Lynch Convertible Index.(1) The Fund almost matched the total return of the S&P 500 Index(2) which fell 29.3%. The Fund underperformed its index bench-mark because of an overweighting in energy and industrial convertibles, which underperformed. We have recently reduced our positions in these sectors to be more aligned with the Index.

Looking ahead, we are approaching the upcoming period with caution. The U.S. economy has faltered badly and the duration and severity of the slump are uncertain. The financial institutions, although saved from systemic risk by massive fiscal and monetary stimulus, remain fragile, unable to lend normally. In addition, economic growth outside the U.S. has slowed considerably, hurting U.S. exports.

Our strategy is to assume a moderate risk profile, marked by an overweight in defensive issues within healthcare, consumer staples, and defense, along with an emphasis upon high-yielding investment-grade issues over lower-rated high-yield issues. We will select issues with good liquidity, favorable income, and solid creditworthiness. We will focus this selection among the highest ranked convertible issues in the Value Line Convertible Survey and those companies ranked highly for Timeliness in the Value Line Investment Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

Sincerely,

Mitchell Appel, President

December 16, 2008

(1)
The Merrill Lynch Convertible Index represents a diversified group of convertible securities. The index is unmanaged and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Convertible Fund, Inc.

Convertible Fund Shareholders

Economic Observations (unaudited)

The recession, which many feared was on the way, has arrived. We believe it will last for several additional quarters.

The current significant reversal in business fortunes is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a series of bank failures, rising foreclosure rates, increasing unemployment, a contraction in retail and auto activity, and sharp declines in manufacturing and non-manufacturing. These developments are consistent with a deep and prolonged recession. As 2008 winds down, it seems almost certain that we are facing a worldwide downturn in business activity. Govermental reaction to this international slump, are likely to be attempts to pass new stimulus packages and further reduce interest rates over the next several months. It is hoped that such efforts will shorten the global downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher in this country due to dramatic increases in oil, food, and commodity prices, is moderating quickly, thanks to even more dramatic declines in energy prices. Our expectation is that absent a more potent long-term business expansion than we now project, inflation should remain in check for the most part through the early years of the next decade. In fact, there is the possibility that we could see selective bouts of deflation “along the way, especially if consumer demand falters for any extended period of time.

Value Line Convertible Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 through October 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/08	Ending account value 10/31/08	Expenses* paid during period 5/1/08 thru 10/31/08

Actual	$1,000.00	$704.90	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.67

*
Expenses are equal to the Fund’s annualized expense ratio of 1.31% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Convertible Fund, Inc.

Portfolio Highlights at October 31, 2008 (unaudited)

Ten Largest Holdings

Issue	Principal Amount	Value	Percentage of Net Assets
Genzyme Corp., 1.25%, 12/01/23	$400,000	$418,000	2.0%
Agere Systems, Inc., 6.50%, 12/15/09	$400,000	$384,000	1.8%
Transocean, Inc., 1.50%, 12/15/37	$450,000	$360,000	1.7%
Amdocs Ltd., 0.50%, 03/15/24	$350,000	$338,625	1.6%
Alliant Techsystems, Inc., 2.75%, 02/15/24	$300,000	$325,125	1.5%
Wyeth, 2.62%, 01/15/24	$300,000	$286,950	1.4%
Teva Pharmaceutical Finance LLC, 0.50%, 02/01/24	$250,000	$286,562	1.4%
Fisher Scientific International, Inc., 3.25%, 03/01/24	$250,000	$285,312	1.3%
Sybase, Inc., 1.75%, 02/22/25	$250,000	$281,250	1.3%
Orbital Sciences Corp., 2.44%, 01/15/27	$300,000	$279,375	1.3%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	October 31, 2008

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (69.6%)

	AEROSPACE/DEFENSE (5.3%)
$250,000	AAR Corp. 1.75%, 2/1/26	$170,312
300,000	Alliant Techsystems, Inc. 2.75%, 2/15/24	325,125
200,000	L-3 Communications Corp. 3.00%, 8/1/35	191,000
150,000	L-3 Communications Corp. 3.00%, 8/1/35 (1)	143,250
300,000	Orbital Sciences Corp. Senior Subordinated Notes, 2.44%, 1/15/27	279,375
		1,109,062

	APPAREL (0.4%)
150,000	Iconix Brand Group, Inc. Senior Subordinated Notes, 1.88%, 6/30/12	75,000

	AUTO & TRUCK (0.6%)
200,000	United Auto Group, Inc. Senior Subordinated Notes, 3.50%, 4/1/26	134,250

	AUTO PARTS (0.3%)
150,000	ArvinMeritor, Inc. Senior Notes, 4.63%, 3/1/26 (2)	59,813

	BEVERAGE – ALCOHOLIC (1.1%)
250,000	Molson Coors Brewing Co. Senior Notes, 2.50%, 7/30/13	228,125

	BIOTECHNOLOGY (1.9%)
250,000	Amgen, Inc. 0.38%, 2/1/13	220,625

250,000	Invitrogen Corp. Senior Notes, 1.50%, 2/15/24	183,750
		404,375

	BUILDING MATERIALS (0.9%)
250,000	NCI Building Systems, Inc. Senior Subordinated Notes, 2.13%, 11/15/24	188,125

Principal Amount		Value
	CHEMICAL – DIVERSIFIED (0.9%)
$250,000	Millipore Corp. Senior Notes, 3.75%, 6/1/26	$193,125

	COAL (0.2%)
50,000	Peabody Energy Corp. 4.75%, 12/15/41	36,813

	COMPUTER & PERIPHERALS (1.9%)
200,000	EMC Corp. Senior Notes, 1.75%, 12/1/11	190,500
150,000	NetApp, Inc. Senior Notes, 1.75%, 6/1/13 (1)	98,813
150,000	Symantec Corp. Senior Notes, 1.00%, 6/15/13	119,812
		409,125

	COMPUTER SOFTWARE & SERVICES (3.5%)
250,000	Euronet Worldwide, Inc. Senior Debentures, 3.50%, 10/15/25	177,187
100,000	L-1 Identity Solutions, Inc. Senior Notes, 3.75%, 5/15/27 (1)	53,000
150,000	Mentor Graphics Corp. Subordinated Debentures, 6.25%, 3/1/26	100,313
250,000	Sybase, Inc. Subordinated Notes, 1.75%, 2/22/25	281,250
200,000	Tech Data Corp. Senior Debentures, 2.75%, 12/15/26	135,750
		747,500

	DIVERSIFIED COMPANIES (0.8%)
200,000	Danaher Corp. 0.0% 1/22/21 (3)	177,500

	DRUG (8.8%)
250,000	Allergan, Inc. 1.50%, 4/1/26	225,313

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2008

Principal Amount		Value
$100,000	BioMarin Pharmaceutical, Inc. Senior Subordinated Notes, 1.88%, 4/23/17	$99,375
200,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	184,500
150,000	CV Therapeutics, Inc. Senior Subordinated Notes, 3.25%, 8/16/13	108,375
400,000	Genzyme Corp. 1.25%, 12/1/23	418,000
200,000	Gilead Sciences, Inc. Senior Notes, 0.63%, 5/1/13	248,250
250,000	Teva Pharmaceutical Finance LLC Series A, 0.50%, 2/1/24	286,562
300,000	Wyeth 2.62%, 1/15/24 (4)	286,950
		1,857,325

	E-COMMERCE (2.0%)
250,000	Digital River, Inc. Senior Notes, 1.25%, 1/1/24	244,375
50,000	Digital River, Inc. Senior Notes, 1.25%, 1/1/24 (1)	48,875
150,000	Informatica Corp. Senior Notes, 3.00%, 3/15/26	129,937
		423,187

	ELECTRICAL EQUIPMENT (1.8%)
150,000	EnerSys Senior Notes, 3.38%, 6/1/38 (2)	87,000
300,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12 (1)	150,750
100,000	WESCO International, Inc. 1.75%, 11/15/26	59,375
100,000	WESCO International, Inc. Senior Debentures, 2.63%, 10/15/25	71,750
		368,875

	ELECTRONICS (2.0%)
150,000	Avnet, Inc. 2.00%, 3/15/34	144,000

Principal Amount		Value
$300,000	CTS Corp. Senior Subordinated Notes, 2.13%, 5/1/24	$273,000
		417,000

	ENTERTAINMENT (0.8%)
250,000	Sinclair Broadcast Group, Inc. 6.00%, 9/15/12	176,563

	ENTERTAINMENT TECHNOLOGY (0.8%)
200,000	Scientific Games Corp. 0.75%, 12/1/24 (2)	161,500

	ENVIRONMENTAL (2.8%)
200,000	Allied Waste Industries, Inc. 4.25%, 4/15/34	178,250
200,000	Covanta Holding Corp. Senior Debentures, 1.00%, 2/1/27	165,250
250,000	Waste Connections, Inc. Senior Notes, 3.75%, 4/1/26	256,875
		600,375

	FINANCIAL SERVICES – DIVERSIFIED (0.7%)
200,000	Nasdaq OMX Group, Inc. (The) 2.50%, 8/15/13 (1)	149,000

	FOOD PROCESSING (0.7%)
200,000	Archer-Daniels-Midland Co. Senior Notes, 0.88%, 2/15/14	152,000

	HEALTH CARE INFORMATION SYSTEMS (0.6%)
200,000	Incyte Corp. 3.50%, 2/15/11	134,000

	HOUSEHOLD PRODUCTS (0.9%)
250,000	Lifetime Brands, Inc. Senior Notes, 4.75%, 7/15/11	187,813

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
	INDUSTRIAL SERVICES (1.6%)
$350,000	Amdocs Ltd. 0.50%, 3/15/24	$338,625

	INSURANCE – LIFE (0.7%)
250,000	American Equity Investment Life Holding Co. 5.25%, 12/6/24	141,563

	INSURANCE – PROPERTY & CASUALTY (0.2%)
50,000	CACI International, Inc. 2.13%, 5/1/14	41,875

	INTERNET (0.3%)
100,000	VeriSign, Inc. Jr. Subordinated Debentures, 3.25%, 8/15/37 (1)	67,875

	MACHINERY (1.0%)
50,000	AGCO Corp. Senior Subordinated Notes, 1.25%, 12/15/36	42,313
300,000	Roper Industries, Inc. 1.48%, 1/15/34 (2)	168,750
		211,063

	MEDICAL SERVICES (1.1%)
200,000	LifePoint Hospitals, Inc. Senior Subordinated Notes, 3.50%, 5/15/14	118,750
100,000	PSS World Medical, Inc. 2.25%, 3/15/24	108,375
		227,125

	MEDICAL SUPPLIES (5.2%)
300,000	ALZA Corp. 0.0% 7/28/20 (3)	255,750
200,000	Beckman Coulter, Inc. Senior Notes, 2.50%, 12/15/36	172,250
250,000	Fisher Scientific International, Inc. Senior Subordinated Notes, 3.25%, 3/1/24	285,312

Principal Amount		Value
$50,000	Henry Schein, Inc. Contingent Senior Notes, 3.00%, 8/15/34	$54,250
100,000	Medtronic, Inc. 1.50%, 4/15/11	92,000
150,000	Medtronic, Inc. 1.50%, 4/15/11 (1)	138,000
145,000	SonoSite, Inc. Senior Notes, 3.75%, 7/15/14	110,925
		1,108,487

	METALS FABRICATING (0.5%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	101,500

	NATURAL GAS – DIVERSIFIED (1.2%)
200,000	Chesapeake Energy Corp. Contingent Senior Notes, 2.75%, 11/15/35	138,250
150,000	Chesapeake Energy Corp. Contingent Senior Notes, 2.25%, 12/15/38	74,438
50,000	Penn Virginia Corp. Senior Subordinated Notes, 4.50%, 11/15/12	36,875
		249,563

	OILFIELD SERVICES/EQUIPMENT (4.4%)
200,000	Cameron International Corp. Senior Debentures, 2.50%, 6/15/26	190,500
150,000	Hornbeck Offshore Services, Inc. 1.63%, 11/15/26 (2)	94,215
200,000	Nabors Industries, Inc. Guaranteed Senior Notes, 0.94%, 5/15/11	157,500
200,000	SESI LLC Guaranteed Senior Notes, 1.50%, 12/15/26 (2)	134,500

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2008

Principal Amount		Value
$450,000	Transocean, Inc. 1.50%, 12/15/37	$360,000
		936,715

	PAPER & FOREST PRODUCTS (0.4%)
100,000	Rayonier TRS Holdings, Inc. Guaranteed Senior Exchangeable Notes, 3.75%, 10/15/12	74,875

	PETROLEUM – INTEGRATED (0.5%)
100,000	McMoRan Exploration Co. 5.25%, 10/6/11	95,750

	PETROLEUM – PRODUCING (0.3%)
100,000	St. Mary Land & Exploration Co. Senior Notes, 3.50%, 4/1/27	68,625

	POWER (0.2%)
100,000	Suntech Power Holdings Co. Ltd. Senior Notes, 3.00%, 3/15/13 (1)	46,625

	R.E.I.T. (2.5%)
150,000	Boston Properties LP 3.75%, 5/15/36	121,500
100,000	BRE Properties, Inc. Senior Notes, 4.13%, 8/15/26	71,250
100,000	Host Hotels & Resorts, Inc. Exchangeable Senior Debentures, 2.63%, 4/15/27 (1)	62,125
100,000	ProLogis Senior Notes, 1.88%, 11/15/37	41,000
100,000	Reckson Operating Partnership LP Guaranteed Senior Debentures Exchangeable, 4.00%, 6/15/25	85,125
100,000	Vornado Realty Trust 2.85%, 4/1/27	71,500

Principal Amount		Value
$100,000	Vornado Realty Trust Senior Notes, 3.63%, 11/15/26	$75,250
		527,750

	RECREATION (0.3%)
50,000	Hasbro, Inc. 2.75%, 12/1/21	68,750

	RETAIL – SPECIAL LINES (0.7%)
200,000	Best Buy Company, Inc. 2.25%, 1/15/22	156,750

	SEMICONDUCTOR (2.9%)
350,000	Intel Corp. Jr. Subordinated Debentures, 2.95%, 12/15/35	249,812
50,000	Microchip Technology, Inc. Jr. Subordinated Debentures, 2.13%, 12/15/37	38,000
100,000	ON Semiconductor Corp. Senior Subordinated Notes, 2.63%, 12/15/26	61,000
200,000	Xilinx, Inc. Subordinated Debentures, 3.13%, 3/15/37	134,250
250,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (3)	135,000
		618,062

	TELECOMMUNICATION SERVICES (1.4%)
50,000	American Tower Corp. Senior Notes, 3.00%, 8/15/12	79,312
200,000	Equinix, Inc. Subordinated Notes, 2.50%, 4/15/12	142,250
150,000	NII Holdings, Inc. 3.13%, 6/15/12	82,500
		304,062

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
	TELECOMMUNICATIONS EQUIPMENT (3.9%)
$150,000	ADC Telecommunications, Inc. Subordinated Notes, 3.51%, 6/15/13 (4)	$97,312
400,000	Agere Systems, Inc. 6.50%, 12/15/09	384,000
150,000	Anixter International, Inc. 0.0% 7/7/33 (3)	78,750
100,000	Comtech Telecommunications Corp. 2.00%, 2/1/24 (2)	154,125
150,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	106,500
		820,687

	WIRELESS NETWORKING (0.6%)
150,000	Itron, Inc. Senior Subordinated Notes, 2.50%, 8/1/26	123,750

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $18,802,267)	14,720,528

Shares
COMMON STOCKS (12.5%)

	AEROSPACE/DEFENSE (0.6%)
860	Lockheed Martin Corp.	73,143
500	Northrop Grumman Corp.	23,445
500	Teledyne Technologies, Inc.*	22,785
		119,373

	APPAREL (0.1%)
1,000	Warnaco Group, Inc. (The) *	29,810

	BANK (1.4%)
800	Bank of Hawaii Corp.	40,568
500	Bank of New York Mellon Corp.	16,300
2,000	JPMorgan Chase & Co.	82,500

Shares		Value
500	M&T Bank Corp.	$40,550
500	PNC Financial Services Group, Inc.	33,335
1,000	SVB Financial Group *	51,450
1,000	Wells Fargo & Co.	34,050
		298,753

	BANK – CANADIAN (0.2%)
500	Bank of Nova Scotia	16,770
500	Toronto-Dominion Bank (The)	23,520
		40,290

	BANK – MIDWEST (0.1%)
500	Northern Trust Corp.	28,155

	BIOTECHNOLOGY (0.2%)
500	Gen-Probe, Inc.*	23,530
250	United Therapeutics Corp.*	21,808
		45,338

	BUILDING MATERIALS (0.1%)
300	Fluor Corp.	11,979

	CANADIAN ENERGY (0.2%)
500	EnCana Corp.	25,455
500	Petro-Canada	12,480
		37,935

	CHEMICAL – SPECIALTY (0.2%)
300	Mosaic Co. (The)	11,823
500	Praxair, Inc.	32,575
		44,398

	COMPUTER SOFTWARE & SERVICES (0.3%)
500	Concur Technologies, Inc.*	12,615
500	ManTech International Corp. Class A *	26,970
1,000	Sybase, Inc.*	26,700
		66,285

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2008

Shares		Value
	DIVERSIFIED COMPANIES (0.2%)
500	Brink’s Co. (The)	$24,245
500	Honeywell International, Inc.	15,225
		39,470

	DRUG (0.4%)
500	Alexion Pharmaceuticals, Inc.*	20,375
500	Auxilium Pharmaceuticals, Inc.*	9,825
1,000	Celgene Corp.*	64,260
		94,460

	EDUCATIONAL SERVICES (0.2%)
500	ITT Educational Services, Inc.*	43,825

	ELECTRICAL EQUIPMENT (0.1%)
500	FLIR Systems, Inc.*	16,050

	ELECTRICAL UTILITY – CENTRAL (0.7%)
1,500	Entergy Corp.	117,075
1,000	ITC Holdings Corp.	40,580
		157,655

	ELECTRICAL UTILITY – EAST (0.3%)
500	Exelon Corp.	27,120
1,000	Public Service Enterprise Group, Inc.	28,150
		55,270

	ELECTRONICS (0.0%)
500	MEMC Electronic Materials, Inc.*	9,190

	ENTERTAINMENT TECHNOLOGY (0.1%)
500	Dolby Laboratories, Inc. Class A *	15,785

Shares		Value
	ENVIRONMENTAL (0.0%)
500	Calgon Carbon Corp.*	$6,660

	FINANCIAL SERVICES – DIVERSIFIED (0.5%)
400	Affiliated Managers Group, Inc.*	18,552
500	Ameriprise Financial, Inc.	10,800
500	Global Payments, Inc.	20,255
250	HDFC Bank Ltd. ADR	16,400
500	ProAssurance Corp.*	27,475
500	T. Rowe Price Group, Inc.	19,770
		113,252

	FOOD PROCESSING (0.2%)
300	Bunge Ltd.	11,403
500	H.J. Heinz Co.	21,910
		33,313

	HEALTH CARE INFORMATION SYSTEMS (0.1%)
300	Cerner Corp.*	11,169

	HOTEL/GAMING (0.1%)
500	WMS Industries, Inc.*	12,500

	HOUSEHOLD PRODUCTS (0.6%)
2,226	Church & Dwight Company, Inc.	131,534

	INDUSTRIAL SERVICES (0.5%)
500	FTI Consulting, Inc.*	29,125
3,489	Quanta Services, Inc.*	68,943
500	Stanley, Inc.*	17,130
		115,198

	INFORMATION SERVICES (0.3%)
1,000	Alliance Data Systems Corp.*	50,160
300	IHS, Inc. Class A *	10,617
		60,777

	INSURANCE – PROPERTY & CASUALTY (0.1%)
500	Chubb Corp. (The)	25,910

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	MACHINERY (0.5%)
500	CIRCOR International, Inc.	$15,325
500	Cummins, Inc.	12,925
1,000	Curtiss-Wright Corp.	36,900
500	Snap-on, Inc.	18,475
500	Wabtec Corp.	19,880
		103,505

	MEDICAL SERVICES (0.0%)
500	Kendle International, Inc.*	9,035

	MEDICAL SUPPLIES (0.4%)
250	Alcon, Inc.	22,030
500	Covidien Ltd.	22,145
500	Varian Medical Systems, Inc.*	22,755
500	West Pharmaceutical Services, Inc.	19,960
300	Zoll Medical Corp.*	7,224
		94,114

	NATURAL GAS – DIVERSIFIED (0.3%)
500	Devon Energy Corp.	40,430
500	XTO Energy, Inc.	17,975
		58,405

	OILFIELD SERVICES/EQUIPMENT (0.7%)
500	AZZ, Inc.*	14,590
500	ENSCO International, Inc.	19,005
250	Helmerich & Payne, Inc.	8,577
1,000	National-Oilwell Varco, Inc.*	29,890
1,200	Schlumberger Ltd.	61,980
500	Weatherford International Ltd.*	8,440
500	Willbros Group, Inc.*	7,745
		150,227

	PETROLEUM – INTEGRATED (0.7%)
700	Chevron Corp.	52,220
700	ConocoPhillips	36,414
500	Murphy Oil Corp.	25,320

Shares		Value
250	Occidental Petroleum Corp.	$13,885
500	Petroleo Brasileiro S.A. - Petrobras ADR	13,445
		141,284

	PETROLEUM – PRODUCING (0.1%)
500	Swift Energy Co.*	16,040

	POWER (0.3%)
1,000	Covanta Holding Corp.*	21,560
300	Energy Conversion Devices, Inc.*	10,242
500	NRG Energy, Inc.*	11,625
500	SunPower Corp. Class A *	19,530
		62,957

	PRECISION INSTRUMENT (0.1%)
500	Woodward Governor Co.	16,050

	RAILROAD (0.5%)
1,000	Canadian National Railway Co.	43,260
1,000	CSX Corp.	45,720
500	Kansas City Southern *	15,545
		104,525

	RECREATION (0.1%)
500	Marvel Entertainment, Inc.*	16,095

	RETAIL – SPECIAL LINES (0.1%)
500	Aeropostale, Inc.*	12,105
500	Urban Outfitters, Inc.*	10,870
		22,975

	RETAIL STORE (0.2%)
500	Costco Wholesale Corp.	28,505
500	Kohl’s Corp.*	17,565
		46,070

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2008

Shares		Value
	SECURITIES BROKERAGE (0.2%)
150	Goldman Sachs Group, Inc. (The)	$13,875
500	Stifel Financial Corp.*	21,825
		35,700

	SHOE (0.1%)
500	NIKE, Inc. Class B	28,815

	TOILETRIES & COSMETICS (0.2%)
500	Avon Products, Inc.	12,415
500	Chattem, Inc.*	37,835
		50,250

	TRUCKING (0.2%)
500	Hunt (J.B.) Transport Services, Inc.	14,215
500	Landstar System, Inc.	19,295
		33,510

	TOTAL COMMON STOCKS (Cost $3,126,923)	2,653,891

CONVERTIBLE PREFERRED STOCK (4.4%)

	CHEMICAL – DIVERSIFIED (0.3%)
3,000	Celanese Corp. 4.25%, Pfd.	56,531

	DRUG (0.6%)
1,000	Schering-Plough Corp. 6.00%, Pfd.	134,780

	FINANCIAL SERVICES – DIVERSIFIED (0.9%)
6,000	Citigroup, Inc. Ser. T, 6.50%, Pfd.	193,260

	METALS & MINING DIVERSIFIED (0.6%)
100	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	67,125

Shares		Value
400	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd.	$19,512
1,500	Vale Capital Ltd. Guaranteed Notes Ser. RIO, 5.50%, Pfd.	42,375
		129,012

	NATURAL GAS – DIVERSIFIED (0.8%)
200	El Paso Corp. 4.99%, Pfd.	158,500

	OILFIELD SERVICES/ EQUIPMENT (0.3%)
2,000	Bristow Group, Inc. 5.50%, Pfd.	63,875

	R.E.I.T. (0.5%)
2,000	Simon Property Group, Inc. 6.00%, Pfd.	107,250

	TELECOMMUNICATIONS EQUIPMENT (0.4%)
274	Lucent Technologies Capital Trust I, 7.75%, Pfd.	82,200

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,718,459)	925,408

	TOTAL INVESTMENT SECURITIES (86.5%) (Cost $23,647,649)	18,299,827

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (13.5%)		2,854,557

NET ASSETS (100%)		$21,154,384

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($21,154,384 ÷ 2,464,359 shares outstanding)		$8.58

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

*	Non-income producing.

ADR–American Depositary Receipt.

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(2)	Step Bond - The rate shown is as of October 31, 2008 and will reset at a future date.

(3)	Zero coupon bond.

(4)	Rate at October 31, 2008. Floating rate changes semi-annually.

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities at October 31, 2008 (unaudited)

Assets:
Investment securities, at value
(Cost – $23,647,649)	$18,299,827
Cash	2,000,833
Receivable for capital shares sold	1,181,257
Interest and dividends receivable	134,208
Prepaid expenses	12,092
Total Assets	21,628,217

Liabilities:
Payable for securities purchased	408,013
Accrued expenses:
Advisory fee	11,243
Service and distribution plan fees	1,799
Directors’ fees and expenses	697
Other	52,081
Total Liabilities	473,833

Net Assets	$21,154,384

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 2,464,359 shares)	$2,464,359
Additional paid-in capital	26,109,124
Distributions in excess of net investment income	(4,738)
Accumulated net realized loss on investments and foreign currency	(2,066,482)
Net unrealized depreciation on investments and foreign currency translations	(5,347,879)
Net Assets	$21,154,384
Net Asset Value, Offering and Redemption Price, per Outstanding Share ($21,154,384 ÷ 2,464,359 shares outstanding)	$8.58

Statement of Operations for the Six Months Ended October 31, 2008 (unaudited)

Investment Income:
Interest	$251,981
Dividends (net of foreign withholding tax of $344)	91,656
Total Income	343,637

Expenses:
Advisory fee	104,473
Service and distribution plan fees	34,824
Auditing and legal fees	21,827
Custodian fees	18,258
Printing and postage	15,813
Registration and filing fees	12,499
Transfer agent fees	12,092
Directors’ fees and expenses	1,268
Insurance	1,053
Other	1,544
Total Expenses Before Custody Credits and Fees Waived	223,651
Less: Advisory Fee Waived	(17,412)
Less: Service and Distribution Plan Fees Waived	(20,895)
Less: Custody Credits	(3,220)
Net Expenses	182,124
Net Investment Income	161,513
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(2,032,438)
Change in Net Unrealized Appreciation/(Depreciation)	(6,670,092)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(8,702,530)
Net Decrease in Net Assets from Operations	$(8,541,017)

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended October 31, 2008 (unaudited) and for the Year Ended April 30, 2008

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
Operations:
Net investment income	$161,513	$411,588
Net realized gain/(loss) on investments and foreign currency	(2,032,438)	1,851,991
Change in net unrealized appreciation/(depreciation)	(6,670,092)	(2,210,105)
Net increase/(decrease) in net assets from operations	(8,541,017)	53,474

Distributions to Shareholders:
Net investment income	(166,247)	(498,466)
Net realized gain from investment transactions	—	(2,775,960)
Total Distributions	(166,247)	(3,274,426)

Capital Share Transactions:
Proceeds from sale of shares	1,885,173	892,178
Proceeds from reinvestment of dividends and distributions to shareholders	147,884	2,987,101
Cost of shares repurchased	(2,204,036)	(4,286,306)
Net decrease in net assets from capital share transactions	(170,979)	(407,027)

Total Decrease in Net Assets	(8,878,243)	(3,627,979)

Net Assets:
Beginning of period	30,032,627	33,660,606
End of period	$21,154,384	$30,032,627

Distributions in excess of net investment income, at end of period	$(4,738)	$(4)

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)	October 31, 2008

1. Significant Accounting Policies

Value Line Convertible Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Value Line Convertible Fund, Inc.

October 31, 2008

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$3,043,818	—
Level 2 - Other Significant Observable Inputs	15,256,009	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$18,299,827	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ended 10/31/08, there were no Level 3 investments.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(F) Convertible Securities. It is the Fund’s policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security’s degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the cost of the common stock will reflect the cost of the original convertible security.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

(G) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in unrealized appreciation/depreciation on investments.

(H) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
Shares sold	207,644	69,326
Shares issued in reinvestment of dividends and distributions	13,463	236,029
Shares repurchased	(208,025)	(327,100)
Net increase/(decrease)	13,082	(21,745)
Dividends per share from net investment income	$0.0700	$0.2025
Distribution per share from net realized gains	$—	$1.1848

Value Line Convertible Fund, Inc.

October 31, 2008

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended October 31, 2008 (unaudited)
Purchases:
Investment securities	$16,368,601
Sales or Redemptions:
Investment securities	$17,424,744

4. Income Taxes (unaudited)

At October 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$23,647,649
Gross tax unrealized appreciation	$193,131
Gross tax unrealized depreciation	(5,540,953)
Net tax unrealized depreciation on investments	$(5,347,822)

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $104,473 before fee waivers was paid or payable to Value Line, Inc., or EULAV (the “Adviser”) for the six months ended October 31, 2008. This was computed at an annual rate of  ¾ of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily reduced the advisory fee by 0.125%. Effective September 1, 2007 and 2008, the Adviser contractually agreed to reduce the Fund’s advisory fee by 0.125% for one year periods. The fees waived amounted to $17,412 for the six months ended October 31, 2008. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended October 31, 2008, fees amounting to $34,824 before fee waivers were accrued under this plan. Effective March 7, 2006, the Distributor voluntarily reduced the fee by 0.15%. Effective September 1, 2007 and 2008, the Distributor contractually agreed to continue to reduce the distribution plan fee by 0.15% for one year periods. The fee waiver amounted to $20,895 for the six months ended October 31, 2008. The Distributor has no right to recoup previously waived amounts.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

For the six months ended October 31, 2008, the Fund’s expenses were reduced by $3,220 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line, Inc. and/or affiliated companies are also officers and a director of the Fund. At October 31, 2008, the officers and directors of the Fund as a group owned 422 shares, representing less than 1% of the outstanding shares.

6. Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line Inc. (“VLI”) that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). VLI has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of VLI, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of VLI, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. VLI believes that the SEC has completed the fact finding phase of its investigation and VLI will seek to settle this matter with the SEC. Although management of VLI cannot determine the outcome of this matter, it reasonably believes that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

Value Line Convertible Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended October 31, 2008 (unaudited)
			Years Ended April 30,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$12.25		$13.61	$12.78	$11.06	$11.31	$10.28
Income (loss) from investment operations:
Net investment income	0.07		0.17	0.27	0.23	0.19	0.28
Net gains or (losses) on securities (both realized and unrealized)	(3.67)		(0.15)	0.87	1.65	(0.19)	1.05
Total from investment operations	(3.60)		0.02	1.14	1.88	—	1.33

Less distributions:
Dividends from net investment income	(0.07)		(0.20)	(0.31)	(0.16)	(0.25)	(0.30)
Distributions from net realized gains	—		(1.18)	—	—	—	—
Total distributions	(0.07)		(1.38)	(0.31)	(0.16)	(0.25)	(0.30)
Net asset value, end of period	$8.58		$12.25	$13.61	$12.78	$11.06	$11.31

Total return	(29.51)%	(3)	(0.02)%	9.12%	17.06%	(0.05)%	13.03%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,154		$30,033	$33,661	$36,526	$38,665	$43,502
Ratio of expenses to average net assets(1)	1.61%	(4)	1.67%	1.45%	1.39%	1.53%	1.51%
Ratio of expenses to average net assets(2)	1.31%	(4)	1.37%	1.16%	1.34%	1.52%	1.50%
Ratio of net investment income to average net assets	1.16%	(4)	1.28%	2.10%	1.85%	1.68%	2.49%
Portfolio turnover rate	62%	(3)	139%	123%	82%	122%	130%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waivers of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 1.58% (annualized), 1.65%, 1.43%, 1.38%, 1.52%, 1.50% as of October 31, 2008, April 30, 2008, April 30, 2007, April 30, 2006, April 30, 2005, and April 30, 2004, respectively.

(2)
Ratio reflects expenses net of the waiver of a portion of the advisory fee by the Adviser and a portion of the service and distribution plan fees by the Distributor and net of the custody credit arrangement.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 52	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund).	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961 to 2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 1985	Chairman, Institute for Political Economy.	None

Value Line Convertible Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment adviser) since 2004; Senior Financial Advisor, Hawthorn (2001–2004).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005–2007; Managing Director, Weiss, Peck and Greer, 1995–2005.	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 29	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds Since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Convertible Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Convertible Fund, Inc.

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Value Line Convertible Fund, Inc.

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Value Line Convertible Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 9. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)	Not applicable.

(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 6, 2009